EXHIBIT 99.1

                      Countrywide Home Loans Servicing LP
                   Resecuritization Pass-Through Certificates
                                 Series 2008-2R

                          Distribution Date: 4/25/2008

THE BANK OF NEW YORK
101 Barclay Street 8E
New York, NY 10286
Officer:    Maria Tokarz           212-815-2452
Associate:  Leslie Morales         212-815-8126


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                 Certificateholder Monthly Distribution Summary
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                                    Class      Certificate        Beginning         Pass Through        Principal
  Class            Cusip      Description        Rate Type          Balance             Rate (%)     Distribution
   A1          12544NAA5         Senior         Fix-30/360        48,464,839.98         6.000000     1,216,289.29
   AR          12544NAB3         Senior         Fix-30/360                 0.00         6.000000             0.00
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 Totals                                                           48,464,839.98                      1,216,289.29
----------------------------------------------------------------------------------------------------------------

                Interest            Total          Current                               Cumulative
  Class      Distribution     Distribution  Realized Losses      Ending Balance     Realized Losses
----------------------------------------------------------------------------------------------------------------
   A1          242,324.20     1,458,613.49             0.00       47,248,550.69               0.00
   AR                0.00             0.00             0.00                0.00               0.00
----------------------------------------------------------------------------------------------------------------
 Totals        242,324.20     1,458,613.49             0.00       47,248,550.69               0.00
----------------------------------------------------------------------------------------------------------------



                          Principal Distribution Detail
----------------------------------------------------------------------------------------------------------------
                                     Original        Beginning        Scheduled                       Unscheduled
                                  Certificate      Certificate        Principal        Accretion        Principal
  Class            Cusip              Balance          Balance     Distribution        Principal      Adjustments
----------------------------------------------------------------------------------------------------------------
   A1          12544NAA5        50,938,831.00    48,464,839.98     1,216,289.29             0.00             0.00
   AR          12544NAB3               100.00             0.00             0.00             0.00             0.00
----------------------------------------------------------------------------------------------------------------
 Totals                         50,938,931.00    48,464,839.98     1,216,289.29             0.00             0.00
----------------------------------------------------------------------------------------------------------------



                                                                     Ending           Ending
            Net Principal         Deferred          Current      Certificate      Certificate
  Class      Distribution         Interest  Realized Losses          Balance           Factor
----------------------------------------------------------------------------------------------------------------
   A1        1,216,289.29             0.00             0.00    47,248,550.69      0.927554672
   AR                0.00             0.00             0.00             0.00      0.000000000
----------------------------------------------------------------------------------------------------------------
 Totals      1,216,289.29             0.00             0.00    47,248,550.69
----------------------------------------------------------------------------------------------------------------



                          Interest Distribution Detail
----------------------------------------------------------------------------------------------------------------
               Beginning                                                            Interest
             Certificate      Pass Through        Effective          Current     Carryforward         Deferred
  Class          Balance          Rate (%)       Coupon (%)         Interest           Amount         Interest
----------------------------------------------------------------------------------------------------------------
   A1       48,464,839.98         6.000000         6.000000       242,324.20       508,797.00             0.00
   AR                0.00         6.000000         0.000000             0.00             0.50             0.00
----------------------------------------------------------------------------------------------------------------
 Totals     48,464,839.98                                         242,324.20       508,797.50             0.00
----------------------------------------------------------------------------------------------------------------


                                                                                    Interest               Net
                    Total         Net Rate     Net Interest                      Carryforward   Rate Carryover
  Class      Interest Due   Carryover Paid        Shortfall    Interest Paid      After Dist.      After Dist.
----------------------------------------------------------------------------------------------------------------
   A1          242,324.20             0.00             0.00       242,324.20       751,121.20             0.00
   AR                0.00             0.00             0.00             0.00             0.50             0.00
----------------------------------------------------------------------------------------------------------------
 Totals        242,324.20             0.00             0.00       242,324.20       751,121.70             0.00
----------------------------------------------------------------------------------------------------------------

                  Yield            Yield
           Supplemental     Supplemental
  Class            Paid      After Distr
----------------------------------------------------------------------------------------------------------------
   A1              0.00             0.00
   AR              0.00             0.00
----------------------------------------------------------------------------------------------------------------
 Totals            0.00             0.00
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                           Current Payment Information
                               Factors per $1,000
----------------------------------------------------------------------------------------------------------------
                                     Original        Beginning                                             Ending
                                  Certificate      Certificate        Principal         Interest      Certificate
  Class            Cusip              Balance          Balance     Distribution     Distribution          Balance
   A1          12544NAA5        50,938,831.00    951.432120222     23.877447950      4.757160601    927.554672272
   AR          12544NAB3               100.00      0.000000000      0.000000000      0.000000000      0.000000000
----------------------------------------------------------------------------------------------------------------
 Totals                         50,938,931.00    951.430252433     23.877401157      4.757151264    927.552851276
----------------------------------------------------------------------------------------------------------------

             Pass Through
  Class          Rate (%)
----------------------------------------------------------------------------------------------------------------
   A1            6.000000
   AR            6.000000
----------------------------------------------------------------------------------------------------------------
 Totals
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Pool Level Data

Distribution Date                                             4/25/2008
Cut-off Date                                                   1/1/2008
Determination Date                                             4/1/2008
Accrual Period 30/360       Begin                              3/1/2008
                            End                                4/1/2008
Number of Days in 30/360 Accrual Period                              30

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Collateral Information
----------------------------------------------------------------------------------------------------------------
Group 1

Cut-Off Date Balance                                      50,938,931.00

Beginning Aggregate Pool Stated Principal Balance         48,464,840.82
Ending Aggregate Pool Stated Principal Balance            47,248,551.54

Beginning Aggregate Certificate Stated Principal Balance  48,464,839.98
Ending Aggregate Certificate Stated Principal Balance     47,248,550.69

Beginning Aggregate Loan Count                                        0
Loans Paid Off or Otherwise Removed Pursuant to PSA                   0
Ending Aggregate Loan Count                                           0

Beginning Weighted Average Loan Rate (WAC)                    0.000000%
Ending Weighted Average Loan Rate (WAC)                       0.000000%

Beginning Net Weighted Average Loan Rate                      0.000000%

Weighted Average Maturity (WAM) (Months)                              0

Servicer Advances                                                  0.00

Aggregate Pool Prepayment                                          0.00
Pool Prepayment Rate (CPR)                                       0.0000



Certificate Account

Beginning Balance                                                  0.00

Deposit
Payments of Interest and Principal                         1,458,613.49
Liquidation Proceeds                                               0.00
All Other Proceeds                                                 0.00
Other Amounts                                                      0.00
Total Deposits                                             1,458,613.49

Withdrawals
Reimbursement of Servicer Advances                                 0.00
Payment of Master Servicer Fees                                    0.00
Payment of Sub Servicer Fees                                       0.00
Payment of Other Fees                                              0.00
Payment of Insurance Premium(s)                                    0.00
Payment of Personal Mortgage Insurance                             0.00
Other Permitted Withdrawal per the Pooling and Service A           0.00
Payment of Principal and Interest                          1,458,613.49
Total Withdrawals                                          1,458,613.49

Ending Balance                                                     0.00

Prepayment Compensation
Total Gross Prepayment Interest Shortfall                          0.00
Compensation for Gross PPIS from Servicing Fees                    0.00
Other Gross PPIS Compensation                                      0.00
Total Net PPIS (Non-Supported PPIS)                                0.00

Master Servicing Fees Paid                                         0.00
Sub Servicing Fees Paid                                            0.00
Insurance Premium(s) Paid                                          0.00
Personal Mortgage Insurance Fees Paid                              0.00
Other Fees Paid                                                    0.00
Total Fees                                                         0.00

Delinquency Information
----------------------------------------------------------------------------------------------------------------
Group 1

Delinquency                                                 30-59 Days     60-89 Days       90+ Days         Totals
Scheduled Principal Balance                                        0.00           0.00   3,670,406.20   3,670,406.20
Percentage of Total Pool Balance                              0.000000%      0.000000%      7.768294%      7.768294%
Number of Loans                                                       0              0              0              0
Percentage of Total Loans                                     0.000000%      0.000000%      0.000000%      0.000000%


Foreclosure
Scheduled Principal Balance                                        0.00           0.00           0.00           0.00
Percentage of Total Pool Balance                              0.000000%      0.000000%      0.000000%      0.000000%
Number of Loans                                                       0              0              0              0
Percentage of Total Loans                                     0.000000%      0.000000%      0.000000%      0.000000%


Bankruptcy
Scheduled Principal Balance                                        0.00           0.00           0.00           0.00
Percentage of Total Pool Balance                              0.000000%      0.000000%      0.000000%      0.000000%
Number of Loans                                                       0              0              0              0
Percentage of Total Loans                                     0.000000%      0.000000%      0.000000%      0.000000%


REO
Scheduled Principal Balance                                        0.00           0.00           0.00           0.00
Percentage of Total Pool Balance                              0.000000%      0.000000%      0.000000%      0.000000%
Number of Loans                                                       0              0              0              0
Percentage of Total Loans                                     0.000000%      0.000000%      0.000000%      0.000000%

Current Realized Losses                                                                                         0.00
Additional Gains (Recoveries)/Losses                                                                            0.00
Total Realized Losses                                                                                           0.00


Aggregate Book Value /Loss Info
----------------------------------------------
                                                Group 1
Book Value of all REO Loans                        0.00
Percentage of Total Pool Balance                0.00000%

Current Realized Losses                            0.00
Additional (Gains)/Losses                          0.00
Cumulative Losses                                  0.00


Certificate Account - Deposits
----------------------------------------------
Beginning Balance                                      0.00
Payments of Interest and Principal             1,458,613.49
Liquidation Proceeds                                   0.00
All Other Proceeds                                     0.00
Other Amounts                                          0.00
Total Deposits                                 1,458,613.49

Certificate Account - Withdrawals
---------------------------------------------
Reimbursement of Servicer Advances                      0.00
Payment of Master Servicer Fees                         0.00
Payment of Sub Servicer Fees                            0.00
Payment of Other Fees                                   0.00
Payment of Insurance Premium(s)                         0.00
Payment of Personal Mortgage Insurance                  0.00
Other Permitted Withdrawals per the PSA                 0.00
Payment of Principal and Interest               1,458,613.49
Total Withdrawals                               1,458,613.49
Ending Balance                                          0.00

PPIS/Compensating Interest Detail
------------------------------------
                                                       Group 1
Total Gross Prepayment Interest Shortfall               0.00
Compensation for Gross PPIS from Servicing Fees         0.00
Other Gross PPIS Compensation                           0.00
Total Net PPIS (Non-Supported PPIS)                     0.00


Loan Level Loss Detail
-------------------------------

Group      Loan ID      Liquidation Balance  Liquidation Proceeds  Realized Loss

Group 1       N/A

Group 2       N/A

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